Post employments benefits - Analysis of net surplus (Details) € in Millions, £ in Millions	Mar. 31, 2023 EUR (€)	Oct. 18, 2022 EUR (€)	Oct. 18, 2022 GBP (£)	Mar. 31, 2022 EUR (€)
Analysis of net surplus:
Borrowings drawn | €	€ 66,390			€ 70,092
Vodafone Section | Short term liquidity facilities
Analysis of net surplus:
Borrowings drawn | £			£ 0.0
Vodafone Section | Maximum [Member] | Short term liquidity facilities
Analysis of net surplus:
Notional amount		€ 512	£ 450.0